UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Kaintuck Capital
Address:  125 High Street, 9th Floor
          Boston, MA 02110

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:     William T. MacLellan
Title:    Chief Financial Officer
Phone:    617-279-2400
Signature, Place and Date of Signing:

      August 14, 2003     Boston, MA

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $106,144
                                           -----------
                                           (thousands)


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                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D  ACTIVISION INC NEW COM        COMMON STOCK     004930202   2875    223349  SH       SOLE                223349    0         0
D  AMAZON COM INC COM            COMMON STOCK     023135106   2361     65000  SH       SOLE                 65000    0         0
D  ANTEON INTL CORP COM          COMMON STOCK     03674E108   5582    200000  SH       SOLE                200000    0         0
D  AOL TIME WARNER INC COM       COMMON STOCK     00184A105    804     50000  SH       SOLE                 50000    0         0
D  AUTODESK INC COM              COMMON STOCK     052769106   8085    500000  SH       SOLE                500000    0         0
D  COGNIZANT TECHNOLOGY
     SOLUTIO CL A                COMMON STOCK     192446102   1220     50000  SH       SOLE                 50000    0         0
D  EBAY INC COM                  COMMON STOCK     278642103   2600     25000  SH       SOLE                 25000    0         0
D  ELECTRONICS BOUTIQUE
     HLDGS C COM                 COMMON STOCK     286045109    583     25400  SH       SOLE                 25400    0         0
D  ELECTRONICS FOR IMAGING
     INC COM                     COMMON STOCK     286082102   2020    100000  SH       SOLE                100000    0         0
D  FINDWHAT COM COM              COMMON STOCK     317794105   2198    115000  SH       SOLE                115000    0         0
D  GROUP 1 SOFTWARE INC NEW      COMMON STOCK     39943Y103   3778    203100  SH       SOLE                203100    0         0
D  INFORMATICA CORP COM          COMMON STOCK     45666Q102   2076    300000  SH       SOLE                300000    0         0
D  MAGMA DESIGN AUTOMATION COM   COMMON STOCK     559181102   6860    400000  SH       SOLE                400000    0         0
D  MANHATTAN ASSOCS INC COM      COMMON STOCK     562750109   1292     49699  SH       SOLE                 49699    0         0
D  MANUGISTICS GROUP INC COM     COMMON STOCK     565011103   1481    361100  SH       SOLE                361100    0         0
D  MICROSTRATEGY INC CL A NEW    COMMON STOCK     594972408  15439    421600  SH       SOLE                421600    0         0
D  MIDWAY GAMES INC COM          COMMON STOCK     598148104   1819    501100  SH       SOLE                501100    0         0
D  NEOWARE SYS INC COM           COMMON STOCK     64065P102   4980    327400  SH       SOLE                327400    0         0
D  NETSCREEN TECHNOLOGIES INC    COMMON STOCK     64117V107   4460    200000  SH       SOLE                200000    0         0
D  NETWORKS ASSOCS INC COM       COMMON STOCK     640938106   1268    100000  SH       SOLE                100000    0         0
D  OPEN TEXT CORP COM            COMMON STOCK     683715106   6724    238000  SH       SOLE                238000    0         0
D  OPSWARE INC COM               COMMON STOCK     68383A101   2005    500000  SH       SOLE                500000    0         0
D  PEC SOLUTIONS INC COM         COMMON STOCK     705107100   1015     63200  SH       SOLE                 63200    0         0
D  PLUMTREE SOFTWARE INC COM     COMMON STOCK     72940Q104   1729    421745  SH       SOLE                421745    0         0
D  RETEK INC COM                 COMMON STOCK     76128Q109   2520    400000  SH       SOLE                400000    0         0
D  SYNOPSYS INC COM              COMMON STOCK     871607107   1548     25000  SH       SOLE                 25000    0         0
D  VERITAS SOFTWARE CO COM       COMMON STOCK     923436109   5044    175000  SH       SOLE                175000    0         0
D  WEBEX INC COM                 COMMON STOCK     94767L109   5463    393600  SH       SOLE                393600    0         0
D  WEBSENSE INC COM              COMMON STOCK     947684106    354     22600  SH       SOLE                 22600    0         0
D  WEIGHT WATCHERS INTL INC
     NEW COM                     COMMON STOCK     948626106   7961    175000  SH       SOLE                175000    0         0
S  REPORT SUMMARY                30 DATA RECORDS            106144         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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